Right-of-use assets and operating lease liabilities (Tables)	6 Months Ended
Mar. 31, 2026
Right-of-use Assets And Operating Lease Liabilities
Schedule of non-cancellable lease contract

As of March 31, 2026, the Company had the following non-cancellable lease contracts.

Description of lease	Lease term
Office premise, Unit 1002B2-22, 10/F, Sunbeam Centre, 27 Shing Yip Street, Kwun Tong, Kowloon, Hong Kong.	2 years (expired in August 2025)
Office premise, Room 1903 ( Part ), No.1701, West Beijing Road, Jing ‘an District, Shanghai	3 years
Office premise, 3 Shenton Way, #23-01, Shenton House, Singapore 068805.	1 year 3 months (expired in November 2024)
Office premise, 3 Shenton Way, #09-05, Shenton House, Singapore 068805.	2 years 6 months
Office premise, 16 Raffles Quay, #30-01/02, Hong Leong Building, Singapore 048581.	3 years 4 months
Office premise, 23B, 2-8 Scrutton Street, London EC2A 4RJ.	5 years
Office premise, 23A, 2-8 Scrutton Street, London EC2A 4RJ.	5 years
Office premise, Room No.901, 9/F Nan Fung Tower, 88 Connaught Road, Central, Hong Kong.	3 years

Schedule of operating lease consolidated balance sheets
	As of March 31, 2026	As of September 30, 2025
	US$	US$
Right-of-use assets	838,354	721,176
Lease liabilities
Current	359,899	300,824
Non-current	465,132	407,622
	825,031	708,446

Schedule of operating lease activities
	Six months ended March 31,
	2026	2025
	US$	US$
Amortization of right-of-use assets	172,178	36,424
Interest of lease liabilities	19,615	2,238
Total operating lease expenses	191,793	38,662

Schedule of cash flow information related to leases

Cash flow information related to leases consists of the following:

	Six months ended March 31,
	2026	2025
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	192,002	34,337

Schedule of future minimum lease payments

Future minimum lease payments under non-cancellable operating lease agreements as of March 31, 2026 were as follows:

Minimum lease payment
US$
Twelve months ending March 31,
2027	390,675
2028	362,638
2029	69,325
2030	41,378
2031	20,691
Total future minimum lease payments	884,707
Less imputed interest	(59,676)
Present value of operating lease liabilities	825,031
Less: current portion	(359,899)
Long-term portion	465,132

Schedule of lease supplemental information

The following summarizes other supplemental information about the Company’s lease as of March 31, 2026 and September 30, 2025:

	As of March 31, 2026	As of September 30, 2025
Weighted average discount rate	4.53%	3.33%
Weighted average remaining lease term	2.51 years	2.43 years